Income Taxes - Schedule of Non-Capital Income Tax Losses (Details)	Jul. 31, 2020 CAD ($)
Statement Line Items [Line Items]
Non-capital income tax loss	$ 5,349,060
2035 [Member]
Statement Line Items [Line Items]
Non-capital income tax loss	767,440
2036 [Member]
Statement Line Items [Line Items]
Non-capital income tax loss	467,980
2037 [Member]
Statement Line Items [Line Items]
Non-capital income tax loss	573,270
2038 [Member]
Statement Line Items [Line Items]
Non-capital income tax loss	1,250,140
2039 [Member]
Statement Line Items [Line Items]
Non-capital income tax loss	1,056,060
2040 [Member]
Statement Line Items [Line Items]
Non-capital income tax loss	$ 1,234,170